S000049941 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.58%	6.55%			9.93%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.85%	5.87%			9.43%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.24%	5.07%			8.09%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	6.34%	9.27%	[1]
Performance Inception Date			Feb. 24, 2017
Class N | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.66%	[1]	14.82%
Performance Inception Date			Feb. 24, 2017
Class N | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	9.31%	[1]	10.40%
Performance Inception Date			Feb. 24, 2017
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	6.62%	9.54%	[1]
Performance Inception Date			Feb. 24, 2017
Class Z | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.66%	[1]	14.82%
Performance Inception Date			Feb. 24, 2017
Class Z | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	9.31%	[1]	10.40%
Performance Inception Date			Feb. 24, 2017

[1]	Class N, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class N and Class Z shares on February 24, 2017.